UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:           811-21126

                         BlackRock Municipal Income Trust II
(Exact name of registrant as specified in charter)

100 Bellevue Parkway, Wilmington, DE	19809
(Address of principal executive offices)	(Zip code)

Robert S. Kapito, President
BlackRock Municipal Income Trust II
40 East 52nd Street, New York, NY 10022
(Name and address of agent for service)

Registrant's telephone number, including area code:           888-825-2257

Date of fiscal year end:           August 31, 2006

Date of reporting period:           May 31, 2006

Item 1. Schedule of Investments.
The Registrant’s unaudited schedule of investments as of the close of the reporting period pursuant to Rule 30b1-5 under the Investment Company Act of 1940 is as follows:

PORTFOLIO OF INVESTMENTS (unaudited)
MAY 31, 2006

BlackRock Municipal Income Trust II (BLE)

	Principal
	Amount			Option Call
Rating[1]	(000)		Description	Provisions[2]	Value

			LONG-TERM INVESTMENTS—156.1%
			Alabama—1.8%
			Birmingham Wtr. Wks. & Swr. Brd. RB,
AAA	$ 1,010		Ser. A, 4.50%, 1/01/35, FSA	01/16 @ 100	$ 973,771
AAA	3,255		Ser. A, 5.00%, 1/01/40, FSA	01/16 @ 100	3,331,981
AAA	1,930		Ser. A, 5.00%, 1/01/43, FSA	01/16 @ 100	1,972,653

					6,278,405

			California—8.8%
A	2,250		Agua Caliente Band RB, Cahuilla Indians Proj., 6.00%, 7/01/18	07/13 @ 100	2,379,667
			California Cnty. Tobacco RB,
BBB-	1,840		Ser. B, Zero Coupon, 6/01/46	06/16 @ 17.602	154,615
BB	9,710		Ser. C, Zero Coupon, 6/01/55	06/16 @ 8.90	368,592
NR	12,410		Ser. D, Zero Coupon, 6/01/55	06/16 @ 6.219	315,214
			California St. GO,
A+	4,500		5.00%, 2/01/32	08/13 @ 100	4,570,020
A+	2,700		5.00%, 6/01/34	12/14 @ 100	2,744,793
AAA	1,395	[3]	Infrastructure & Econ. Dev. RB, Bay Area Toll Brdgs. Proj., Ser. A, 5.00%, 1/01/28, AMBAC	N/A	1,496,626
A	3,500		Mobilehome Park Fin. Auth. RB, Palomar Estates East & West Proj.,
			Ser. A, 5.25%, 3/15/34, ACA	03/13 @ 102	3,568,740
NR	4,620		San Francisco City & Cnty. Redev. Agcy. Cmnty. Facs. Dist. ST,
			Mission Bay South Proj., 6.625%, 8/01/27	08/11 @ 101	4,961,741
A+	5,000		Statewide Cmnty. Dev. Auth. RB, Mem. Hlth. Svcs. Proj., Ser. A, 5.50%, 10/01/33	04/13 @ 100	5,210,050
AA-	5,755		Univ. of California Ltd. Proj. RB, Ser. B, 4.75%, 5/15/38	05/13 @ 101	5,680,243

					31,450,301

			Colorado—4.9%
AA	10,000	[4]	Hlth. Facs. Auth. RB, Catholic Hlth. Initiatives Proj., Ser. A, 5.50%, 3/01/32	ETM	10,586,100
AAA	4,000		Northwest Pkwy. Pub. Hwy. Auth. RB, Ser. A, 5.25%, 6/15/41, FSA	06/11 @ 102	4,157,000
Baa2	1,375		Park Creek Met. Dist. Ppty. Tax RB, 5.50%, 12/01/37	12/15 @ 101	1,400,932
AAA	1,375		Springs Co. Utils. RB, Ser. C, 5.00%, 11/15/45, FSA	11/15 @ 100	1,398,788

					17,542,820

			District of Columbia—6.2%
A	1,265		Friendship Pub. Charter Sch. RB, Income Proj., 5.25%, 6/01/33, ACA	06/14 @ 100	1,273,197
			Tobacco Settlement Financing Corp. RB,
BBB	7,500		6.50%, 5/15/33	No Opt. Call	8,480,400
BBB	11,500		6.75%, 5/15/40	05/11 @ 101	12,394,930

					22,148,527

			Florida—15.0%
NR	250		Fishhawk Cmnty. Dev. Dist. II TA, Ser. B, 5.00%, 11/01/07	No Opt. Call	248,857
AAA	1,670		JEA Wtr. & Swr. Sys. RB, Ser. A, 4.75%, 10/01/36, MBIA	04/11 @ 100	1,648,741
NR	4,780		Lakes by the Bay So. Cmnty. Dev. Dist. RB, Ser. A, 6.25%, 5/01/34	05/14 @ 101	5,038,168
BBB+	2,650		Leesburg Hosp. RB, Leesburg Regl. Med. Ctr. Proj., 5.50%, 7/01/32	07/12 @ 100	2,710,208
NR5	3,125		Live Oak Comm. Dev. Dist. No. 1 SA, Ser. A, 6.30%, 5/01/34	05/13 @ 101	3,237,000
BB+	6,230		Miami Beach Hlth. Facs. Auth. RB, Mt. Sinai Med. Ctr. Proj., 6.75%, 11/15/21	11/14 @ 100	6,944,082
A+	6,850		Orange Cnty. Hlth. Facs. Auth. RB, Hosp. Adventist Hlth. Sys. Proj., 5.625%, 11/15/32	11/12 @ 101	7,225,928
AAA	3,990		Orange Cnty. Tourist Dev. Tax RB, 4.75%, 10/01/32	10/16 @ 100	3,983,776
AA-	14,000	[3]	Pinellas Cnty. Hlth. Fac. Auth. RB, Baycare Hlth. Sys. Proj., 5.50%, 5/15/13	N/A	15,315,300
NR	2,065		Stevens Plantation Cmnty. Dev. Dist. SA, Ser. A, 7.10%, 5/01/35	05/14 @ 100	2,144,358
NR	4,575		Sumter Cnty. Ind. Dev. Auth. RB, No. Sumter Util. Co. LLC Proj., 6.90%, 10/01/34	10/09 @ 100	4,762,804

					53,259,222

			Georgia—2.6%
AAA	4,000		Atlanta Arpt. Passenger Fac. RB, Ser. J, 5.00%, 1/01/34, FSA	01/15 @ 100	4,100,760
BBB	5,000		Milledgeville-Baldwin Cnty. Dev. Auth. RB, Georgia Coll. & St. Univ. Fndtn. Proj.,
			5.625%, 9/01/30	09/14 @ 101	5,208,600

					9,309,360

			Illinois—17.1%
AAA	4,000		Bolingbrook GO, Ser. A, 5.375%, 1/01/38, FGIC	01/12 @ 100	4,170,680
NR	2,470	[6]	Centerpoint Intermodal Ctr. Prog. Trust TA, Ser. A, 8.00%, 6/15/23	No Opt. Call	2,470,568

BlackRock Municipal Income Trust II (BLE)

	Principal
	Amount			Option Call
Rating[1]	(000)		Description	Provisions[2]	Value

			Illinois—(cont’d)
A+	$ 7,500	[3,7]	Dev. Fin. Auth. Hosp. RB, Adventist Hlth. Sys. Sunbelt Oblig. Proj., 5.65%, 11/15/09	N/A	$ 8,007,225
			Fin. Auth. RB,
BB+	910		Friendship Vlg. Schaumburg Proj., Ser. A, 5.625%, 2/15/37	02/15 @ 100	916,042
AA+	1,880		Northwestern Mem. Hosp. Proj., Ser. A, 5.50%, 8/15/43	08/14 @ 100	1,977,252
Baa2	1,125		Student Hsg., MJH Ed. Asst. Living Proj., Ser. A, 5.125%, 6/01/35	06/14 @ 100	1,125,619
Baa3	900		Student Hsg., MJH Ed. Asst. Living Proj., Ser. B, 5.375%, 6/01/35	06/14 @ 100	900,351
A	8,000		Hlth. Facs. Auth. RB, Elmhurst Mem. Hlth. Care Proj., 5.50%, 1/01/22	01/13 @ 100	8,312,160
			Met. Pier & Exposition Auth. Ded. St. Tax RB, McCormick Place Expansion Proj.,
AAA	45,190		Ser. A, Zero Coupon, 6/15/33, MBIA	No Opt. Call	12,180,513
AAA	5,000		Ser. A, Zero Coupon, 6/15/40, MBIA	No Opt. Call	931,450
			O’Hare Intl. Arpt. RB,
AAA	2,100		Ser. A, 5.00%, 1/01/30, MBIA	01/15 @ 100	2,148,426
AAA	4,290		Ser. C-2, 5.25%, 1/01/30, FSA	01/14 @ 100	4,422,175
AAA	15,000		Sports Facs. Auth. Ded. St. Tax Supported RB, Zero coupon, 6/15/30, AMBAC	06/15 @ 101	13,096,500

					60,658,961

			Indiana—8.6%
AA	5,000		Hlth. Fac. Fin. Auth. RB, Ascension Hlth. Proj., Ser. F, 5.375%, 11/15/25	11/12 @ 101	5,197,050
AAA	19,735	[3]	Indianapolis Local Pub. Impvt. Bond Bank RB, Wtr. Wks. Proj., Ser. A, 5.25%, 7/01/12, MBIA	N/A	21,273,146
AAA	4,200		Mun. Pwr. Sply. Sys. RB, Ser. A, 4.50%, 1/01/32, AMBAC	01/16 @ 100	4,009,446

					30,479,642

			Maryland—1.8%
NR	3,000		Frederick Cnty. ST, Urbana Cmnty. Dev. Auth. Proj., Ser. A, 5.95%, 7/01/30	07/07 @ 102	3,034,170
			Hlth. & Higher Edl. Facs. Auth. RB,
BBB+	2,240		Medstar Hlth. Proj., 5.50%, 8/15/33	08/14 @ 100	2,315,891
A	1,000		Union Hosp. of Cecil Cnty. Proj., 5.625%, 7/01/32	07/12 @ 100	1,040,840

					6,390,901

			Massachusetts—0.2%
AA	785		St. Wtr. Res. Auth. Gen. RB, Ser. A, 5.00%, 8/01/41	08/16 @ 100	804,437

			Mississippi—1.6%
BBB	4,950		Lowndes Cnty. Sld. Wst. Disp. PCRB, Weyerhaeuser Co. Proj., Ser. A, 6.80%, 4/01/22	No Opt. Call	5,837,931

			Missouri—1.9%
NR	6,000		Dept. of Transp. RB, Rt. 370/Missouri Bottom Rd./Taussig Rd. Proj., 7.20%, 5/01/33	05/13 @ 100	6,695,460

			Multi-State—3.7%
			Charter Mac Equity Issuer Trust,
A3	1,000	[6]	Ser. A, 5.75%, 4/30/15	No Opt. Call	1,056,250
A3	3,500	[6]	Ser. A, 6.00%, 4/30/19	No Opt. Call	3,774,295
Baa1	5,000	[6]	Ser. B, 6.00%, 4/30/15	No Opt. Call	5,180,950
Baa1	3,000	[6]	Ser. B, 6.30%, 4/30/19	No Opt. Call	3,159,870

					13,171,365

			Nevada—0.8%
NR	2,830		Henderson Local Impvt. Dist. No. T-14 SA, 5.80%, 3/01/23	09/06 @ 103	2,918,607

			New Jersey—12.4%
			Econ. Dev. Auth.,
BBB	9,000		RB, Cigarette Tax, 5.50%, 6/15/31	06/14 @ 100	9,349,470
BBB	4,000		RB, Cigarette Tax, 5.75%, 6/15/34	06/14 @ 100	4,215,640
B	10,100		RB, Continental Airlines, Inc. Proj., 7.20%, 11/15/30	11/10 @ 101	10,269,175
Baa3	10,000		RB, Kapkowski Rd. Landfill Proj., 6.50%, 4/01/31	No Opt. Call	11,431,800
Baa3	7,475		SA, Kapkowski Rd. Landfill Proj., 6.50%, 4/01/28	No Opt. Call	8,787,087

					44,053,172
			New Mexico—1.5%
Baa1	5,200		Hsg. Auth. Region III RB, Villa Delaware Oso Apts. Proj., Ser. A, 6.00%, 1/01/38	01/13 @ 102	5,150,288

			New York—14.3%
NR	985		Albany Indl. Dev. Agcy. RB, New Covenant Charter Sch. Proj., Ser. A, 7.00%, 5/01/35	05/15 @ 102	918,020
AAA	2,645		Convention Ctr. Dev. RB, Hotel Unit Fee Secured, 5.00%, 11/15/44, AMBAC	11/15 @ 100	2,713,003
AAA	2,845		Env. Facs. Corp., St. Clean Wtr. & Drinking Wtr. RB, NYC Mun. Wtr. Proj.,
			Ser. B, 5.00%, 6/15/31	06/12 @ 100	2,925,371
AA-	22,145		Liberty Dev. Corp. RB, 5.25%, 10/01/35	No Opt. Call	23,959,783
AAA	3,775		Met. Transp. Auth. Svc. Contract RB, Ser. A, 5.00%, 7/01/30, AMBAC	07/12 @ 100	3,874,207
B-	6,700		New York City Indl. Dev. Agcy. RB, American Airlines, JFK Intl. Arpt. Proj., 7.75%, 8/01/31	08/16 @ 101	7,465,542

BlackRock Municipal Income Trust II (BLE)

	Principal
	Amount
Rating[1]	(000)		Description		Value

			New York—(cont’d)
Caa2	$ 8,800		Port Auth. of NY & NJ RB, Contl/Eastn. LaGuardia Proj., 9.00%, 12/01/10	07/06 @ 100	$ 8,945,552

					50,801,478

			North Carolina—2.2%
NR	7,500		Gaston Cnty. Indl. Facs. Fin. Auth. PCRB, 5.75%, 8/01/35	08/15 @ 100	7,830,975

			Ohio—3.9%
AAA	9,140		Air Qual. Dev. Auth. RB, 4.80%, 1/01/34, FGIC	07/15 @ 100	9,098,139
AAA	4,800		Wtr. Dev. Auth. Facs. PCRB, Dayton Pwr. & Lt. Proj., Ser. A, 4.80%, 1/01/34, FGIC	07/15 @ 100	4,741,968

					13,840,107

			Oklahoma—1.2%
B-	3,925		Tulsa Mun. Arpt. Trust RB, Ser. A, 7.75%, 6/01/35	No Opt. Call	4,287,631

			Pennsylvania—6.2%
			Econ. Dev. Fin. Auth. RB,
A3	5,175		Amtrak Proj., Ser. A, 6.375%, 11/01/41	05/11 @ 101	5,514,532
BB-	10,565		Exempt Facs., Reliant Energy Conv. Proj., Ser. A, 6.75%, 12/01/36	12/09 @ 103	11,307,614
BBB+	5,000		Monroe Cnty. Hosp. Auth. RB, Hosp. Pocono Med. Ctr. Proj., 6.00%, 1/01/43	01/14 @ 100	5,241,150

					22,063,296

			South Carolina—5.4%
			Greenwood Cnty. Hosp. RB, Self Mem. Hosp. Facs. Proj.,
A	3,280		5.50%, 10/01/26	10/11 @ 100	3,419,302
A	3,250		5.50%, 10/01/31	10/11 @ 100	3,374,052
			Jobs Econ. Dev. Auth. Hosp. Facs. RB,
AA	3,750		Georgetown Mem. Hosp. Proj., 5.375%, 2/01/30, RAA	08/11 @ 100	3,883,537
BBB+	4,450	[3]	Palmetto Hlth. Proj., 6.875%, 8/01/13	N/A	5,232,933
BBB+	550		Palmetto Hlth. Proj., 6.875%, 8/01/27	08/13 @ 100	624,080
BBB+	2,640		Palmetto Hlth. Alliance Proj., Ser. A, 6.25%, 8/01/31	08/13 @ 100	2,829,710

					19,363,614

			Tennessee—2.6%
AAA	20,405		Knox Cnty. Hlth. Edl. & Hsg. Facs. Brd. Hosp. Facs. RB, Ser. A, Zero Coupon, 1/01/21, FSA	01/13 @ 63.44	9,232,242

			Texas—20.4%
BBB	1,825		Alliance Arpt. Auth., Inc. Spl. Fac. RB, Fedex Corp. Proj., 4.85%, 4/01/21	04/16 @ 100	1,805,874
AAA	2,015		Dallas Area Rapid Trans. RB, 5.00%, 12/01/31, AMBAC	12/11 @ 100	2,051,733
BBB	20,000		Gulf Coast Wst. Disp. Auth. Env. Impvt. RB, Ser. A, 6.10%, 8/01/24	08/12 @ 100	21,359,000
AAA	25,375		Harris Cnty. Houston Sports Auth. RB, Ser. A-3, Zero Coupon, 11/15/36, MBIA	11/24 @ 49.423	4,847,894
AAA	1,305		Lower Colorado River Auth. RB, 5.00%, 5/15/31, MBIA	05/13 @ 100	1,336,476
AAA	930		Montgomery Cnty. Mun. Util. Dist. No. 46 Wtr. Wks. & Swr. Sys. GO, 4.75%, 3/01/30, MBIA	03/14 @ 100	923,388
			Tpke. Auth. Central Sys. RB,
AAA	73,370		Zero Coupon, 8/15/36, AMBAC	08/12 @ 24.171	13,153,040
AAA	65,000		Zero Coupon, 8/15/37, AMBAC	08/12 @ 22.708	10,949,250
AAA	27,600		Zero Coupon, 8/15/38, AMBAC	08/12 @ 21.384	4,378,188
AAA	9,150		Ser. A, 5.00%, 8/15/42, AMBAC	08/12 @ 100	9,266,022
AAA	2,300		Transp. Commn St. Hwy. RB, 5.00%, 4/01/26	04/16 @ 100	2,388,481

					72,459,346

			Virginia—6.2%
NR5	13,130		Alexandria Redev. & Hsg. Auth. RB, 3001 Park Ctr. Apts. Proj., Ser. A, 6.375%, 4/01/34	04/08 @ 103	12,418,223
AAA	9,000		Halifax Cnty. Indl. Dev. Auth. Exempt Fac. RB, Old Dominion Elec. Coop. Proj.,
			5.625%, 6/01/28, AMBAC	06/13 @ 101	9,573,750

					21,991,973

			West Virginia—1.8%
AAA	1,115		Econ. Dev. Auth. RB, Correctional Juvenile Safety Proj., Ser. A, 5.00%, 6/01/29, MBIA	06/14 @ 100	1,150,546
BBB+	5,000		Mason Cnty. PCRB, Appalachian Pwr. Co. Proj., Ser. L, 5.50%, 10/01/22	10/11 @ 100	5,089,500

					6,240,046

			Wisconsin—3.0%
			Hlth. & Edl. Facs. Auth. RB,
A-	3,930		Aurora Hlth. Care Proj., 6.40%, 4/15/33	04/13 @ 100	4,291,206
A	5,000		Wheaton Franciscan Svcs. Proj., 5.75%, 8/15/25	02/12 @ 101	5,254,200
AAA	1,140		Pub. Pwr, Inc. Sys. RB, Ser. A, 5.00%, 7/01/37, AMBAC	07/15 @ 100	1,167,520

					10,712,926

			Total Long-Term Investments (cost $523,855,496)		554,973,033

BlackRock Municipal Income Trust II (BLE)

	Principal
	Amount
Rating[1]	(000)		Description	Value

			SHORT-TERM INVESTMENTS—2.5%
			California—0.0%
A-1	$ 75	[8]	Hlth. Facs. Fin. Auth. RB, Scripps Hlth. Proj., Ser. B, 3.10%, 6/07/06, MBIA, FRWD	$ 75,000

			New York—0.5%
A-1+	1.800	[8]	Triborough Brdg. & Tunl. Auth. RB, 3.49%, 6/01/06, FRWD	1,800,000

			Missouri—0.7%
A-1+	2,300	[8]	St. Hlth. & Edl. Fac. RB, Med. Research Facs. Stowers Inst. Proj.,
			3.50%, 6/01/06, MBIA, FRWD	2,300,000

	Shares
	(000)

			MONEY MARKET FUNDS—1.3%
NR	4,700		AIM Tax Free Investment Co. Cash Reserve Portfolio	4,700,000

			Total Short-Term Investments (cost $8,875,000)	8,875,000

			Total Investments—158.6% (cost $532,730,4969)	$ 563,848,033
			Liabilities in excess of other assets—(0.8)%	(2,704,360)
			Preferred shares at redemption value, including dividends payable—(57.8)%	(205,627,142)

			Net Assets Applicable to Common Shareholders—100%	$ 355,516,531

[1]	Using the higher of Standard & Poor’s, Moody’s Investors Service or Fitch’s rating.
[2]	Date (month/year) and price of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.
[3]	This bond is prerefunded. U.S. government securities, held in escrow, are used to pay interest on this security, as well as retire the bond in full at the date indicated, typically at a premium to par.
[4]	Security is collateralized by Municipal or U.S. Treasury obligations.
[5]	Security is deemed to be of investment grade quality by the investment advisor.
[6]	Security is not registered under the Securities Act of 1933. These securities may be resold in transactions in accordance with Rule 144A under that Act, to qualified institutional buyers. As of May 31, 2006, the Trust held 4.4% of its net assets, with a current market value of $15,641,933, in securities restricted as to resale.
[7]	Security pledged as collateral.
[8]

For purposes of amortized cost valuation, the maturity date of this instrument is considered to be the earlier of the next date on which the security can be redeemed at par, or the next date on which the rate of interest is adjusted. Rate shown is rate as of May 31, 2006.

[9]	Cost for Federal income tax purposes is $532,686,354. The net unrealized appreciation on a tax basis is $31,161,679, consisting of $33,207,301 gross unrealized appreciation and $2,045,622 gross unrealized depreciation.

KEY TO ABBREVIATIONS

ACA	— American Capital Access	MBIA	— Municipal Bond Insurance Assoc.
AMBAC	— American Municipal Bond Assurance Corp.	PCRB	— Pollution Control Revenue Bond
ETM	— Escrowed to Maturity	RAA	— Radian Asset Assurance
FGIC	— Financial Guaranty Insurance Co.	RB	— Revenue Bonds
FRWD	— Floating Rate Weekly Demand	SA	— Special Assessment
FSA	— Financial Security Assurance	ST	— Special Tax
GO	— General Obligation	TA	— Tax Allocation

Item 2. Controls and Procedures.
(a) The Registrant's principal executive and principal financial officers have evaluated the Registrant's disclosure controls and procedures within 90 days of this filing and have concluded, as of that date, that the Registrant’s disclosure controls and procedures were reasonably designed to ensure that information required to be disclosed by the Registrant in this Form N-Q was recorded, processed, summarized, and reported within the required time periods and that information to be disclosed by the Registrant in this Form N-Q was accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate, to allow timely decisions regarding required disclosure.

(b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.
Separate certifications of the Registrant’s Principal Executive and Financial Officers pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                BlackRock Municipal Income Trust II

By:       /s/   Henry Gabbay
Name: Henry Gabbay
Title: Treasurer and Principal Financial Officer
Date: July 26, 2006

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:       /s/   Robert S. Kapito
Name: Robert S. Kapito
Title: President and Principal Executive Officer
Date: July 26, 2006

By:       /s/   Henry Gabbay
Name: Henry Gabbay
Title: Treasurer and Principal Financial Officer
Date: July 26, 2006